Risk Management Section - Sensitivity Analysis (Details) € in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 876,444	€ 836,747
Credit risk [member] | Netherlands [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	507
Credit risk [member] | Germany [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	535
Credit risk [member] | Belgium [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	390
Credit risk [member] | United States [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 119
Upside [Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside [Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 438
Upside [Member] | Netherlands [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.03
Upside [Member] | Netherlands [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Upside [Member] | Netherlands [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.153
Upside [Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.039
Upside [Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Upside [Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.117
Upside [Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Upside [Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.022
Upside [Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.03
Upside [Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside [Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 480
Upside [Member] | Germany [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Upside [Member] | Germany [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Upside [Member] | Germany [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.067
Upside [Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.036
Upside [Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.017
Upside [Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.059
Upside [Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.019
Upside [Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.015
Upside [Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.059
Upside [Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside [Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 351
Upside [Member] | Belgium [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.027
Upside [Member] | Belgium [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.058
Upside [Member] | Belgium [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.05
Upside [Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.03
Upside [Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.056
Upside [Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.042
Upside [Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.023
Upside [Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.055
Upside [Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.043
Upside [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside [Member] | United States [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 58
Upside [Member] | United States [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035
Upside [Member] | United States [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.025
Upside [Member] | United States [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.068
Upside [Member] | United States [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.041
Upside [Member] | United States [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.017
Upside [Member] | United States [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.089
Upside [Member] | United States [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.037
Upside [Member] | United States [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.015
Upside [Member] | United States [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.082
Baseline [Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline [Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 493
Baseline [Member] | Netherlands [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.022
Baseline [Member] | Netherlands [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.037
Baseline [Member] | Netherlands [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.044
Baseline [Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.017
Baseline [Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.039
Baseline [Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline [Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.016
Baseline [Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.041
Baseline [Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.029
Baseline [Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline [Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 528
Baseline [Member] | Germany [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.017
Baseline [Member] | Germany [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline [Member] | Germany [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline [Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.016
Baseline [Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline [Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Baseline [Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.013
Baseline [Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.033
Baseline [Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Baseline [Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline [Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 381
Baseline [Member] | Belgium [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.015
Baseline [Member] | Belgium [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.063
Baseline [Member] | Belgium [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.034
Baseline [Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.016
Baseline [Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.062
Baseline [Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.034
Baseline [Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.016
Baseline [Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.062
Baseline [Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.034
Baseline [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline [Member] | United States [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 103
Baseline [Member] | United States [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.027
Baseline [Member] | United States [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.036
Baseline [Member] | United States [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.043
Baseline [Member] | United States [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.018
Baseline [Member] | United States [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.038
Baseline [Member] | United States [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.034
Baseline [Member] | United States [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.018
Baseline [Member] | United States [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.039
Baseline [Member] | United States [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.029
Downside [Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside [Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 615
Downside [Member] | Netherlands [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0
Downside [Member] | Netherlands [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.05
Downside [Member] | Netherlands [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.065)
Downside [Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.005)
Downside [Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.063
Downside [Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.067)
Downside [Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.005
Downside [Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.07
Downside [Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Downside [Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside [Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 613
Downside [Member] | Germany [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.006)
Downside [Member] | Germany [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.043
Downside [Member] | Germany [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.004)
Downside [Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.009)
Downside [Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.048
Downside [Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.013)
Downside [Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.006
Downside [Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.053
Downside [Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.015)
Downside [Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside [Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 455
Downside [Member] | Belgium [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.001)
Downside [Member] | Belgium [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.078
Downside [Member] | Belgium [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.015
Downside [Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.002
Downside [Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.086
Downside [Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Downside [Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.012
Downside [Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.085
Downside [Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Downside [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside [Member] | United States [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 228
Downside [Member] | United States [member] | 2019 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.002
Downside [Member] | United States [member] | 2019 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.051
Downside [Member] | United States [member] | 2019 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.018
Downside [Member] | United States [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.005)
Downside [Member] | United States [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.066
Downside [Member] | United States [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.023)
Downside [Member] | United States [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.002
Downside [Member] | United States [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.072
Downside [Member] | United States [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.033)